Assets by contractual maturity (Tables)	12 Months Ended
Dec. 31, 2020
Assets by contractual maturity [abstract]
Summary of assets by contractual maturity
Assets by contractual maturity
2020	Less than 1 month [1]	1-3 months	3-12 months	1-5 years	Over 5 years	Maturity not applicable	Total
Cash and balances with central banks	111,087						111,087
Loans and advances to banks	15,786	2,796	3,419	3,093	270		25,364
Financial assets at fair value through profit or loss
– Trading assets	12,100	6,567	9,206	10,206	13,277		51,356
– Non-trading derivatives	495	446	644	1,252	746		3,583
– Mandatorily at fair value through profit or loss	26,854	11,376	3,472	1,153	1,222	228	44,305
– Designated as at fair value through profit or loss	248	26	631	657	2,564		4,126
Financial assets at fair value through other comprehensive income
– Equity securities						1,862	1,862
– Debt securities	841	985	5,175	11,576	14,400		32,977
– Loans and advances	32	34	73	407	509		1,056
Securities at amortised cost	2,104	2,444	3,943	24,298	17,798		50,587
Loans and advances to customers	50,293	19,788	48,261	176,047	299,581		593,970
Other assets[2]	3,797	312	1,148	1,934	1,283	5,142	13,617
Total assets	223,636	44,775	75,973	230,625	351,649	7,232	933,891
2019
Cash and balances with central banks	53,202						53,202
Loans and advances to banks	22,820	3,100	5,090	3,729	397		35,136
Financial assets at fair value through profit or loss
– Trading assets	12,754	6,589	8,469	8,240	13,203		49,254
– Non-trading derivatives	110	161	215	998	773		2,257
– Mandatorily at fair value through profit or loss	22,645	13,784	2,357	1,010	1,645	159	41,600
– Designated as at fair value through profit or loss	259	126	1,004	442	1,245		3,076
Financial assets at fair value through other comprehensive income
– Equity securities						2,306	2,306
– Debt securities	216	175	1,146	14,528	14,419		30,483
– Loans and advances	26	36	202	627	788		1,680
Securities at amortised cost	1,005	916	5,930	24,556	13,701		46,108
Loans and advances to customers	55,138	18,586	45,871	180,972	307,462		608,029
Other assets	4,618	369	1,176	1,683	1,251	6,292	15,389
Total assets	172,793	43,842	71,460	236,784	354,885	8,756	888,520

1 Includes assets on demand.

2 Includes other financial assets such as assets held for sale, current and deferred tax assets as presented in the consolidated statement of the financial position. Additionally, non-financial assets are included in that position where maturities are not applicable as property and equipment and investments in associates and joint ventures. Due to their nature non-financial assets consist mainly of assets expected to be recovered after more than 12 months